[Transamerica Life Insurance Company Letterhead]

December 29, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F St, N.E.

Washington, D.C. 20549-0506

Re:	Flexible Premium Variable Annuity - I

Separate Account VA X

Transamerica Life Insurance Company

(File No. 333-125817)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus, supplement and statement of additional information filed on December 26, 2006, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8363.

Sincerely,

/s/ John S. Long
John S. Long
Attorney

cc: Frederick R. Bellamy, Esq.